ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,537,609	$ 1,185,221	$ 4,340,529
Accounts receivable, net, current portion	204,763	418,022	502,031
Prepayments, other receivables and other assets, net	1,362,817	2,713,208	2,660,083
Current assets - discontinued operations		0	2,720,825
Total current assets	3,944,641	5,599,538	10,893,006
Property and equipment, net:
Property and equipment, net	3,530,196	5,658,773	3,251,331
Property and equipment, net - discontinued operations		0	454,408
Total property and equipment, net	3,530,196	5,658,773	3,705,739
Other assets:
Operating lease right-of-use assets, net, related parties	139,787	515,906	580,367
Other assets - discontinued operations		0	4,674,403
Total other assets	8,063,756	8,619,806	7,704,534
Total assets	15,538,593	19,878,117	22,303,279
Current liabilities:
Accrued expenses and other liabilities	2,715,209	2,444,367	2,873,227
Due to related parties and affiliates	117,237	11,682	82,909
Operating lease liabilities - related parties	163,558	330,781	243,726
Current liabilities - discontinued operations	485,736	528,426	11,677,266
Total current liabilities	4,765,180	6,165,811	16,778,944
Other Liabilities
Operating lease liabilities, noncurrent - related parties	52,205	226,896	341,549
Other liabilities - discontinued operations		0	2,250,393
Total other liabilities	481,659	322,568	2,951,765
Total liabilities	$ 5,246,839	6,488,379	19,730,709
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents			27,229
Prepayments, other receivables and other assets, net			135
Other receivable - intercompany			1,718,343
Current assets - discontinued operations			2,995,558
Total current assets			4,741,265
Property and equipment, net:
Property and equipment, net - discontinued operations			454,228
Total property and equipment, net			454,228
Other assets:
Operating lease right-of-use assets, net, related parties			9,896
Other assets - discontinued operations			4,674,403
Total other assets			4,684,299
Total assets			9,879,792
Current liabilities:
Accrued expenses and other liabilities			581,126
Other payable - intercompany			2,715,847
Due to related parties and affiliates			82,908
Operating lease liabilities - related parties			4,989
Current liabilities - discontinued operations			15,896,580
Total current liabilities			19,281,450
Other Liabilities
Operating lease liabilities, noncurrent - related parties			3,850
Other liabilities - discontinued operations			2,250,393
Total other liabilities			2,254,243
Total liabilities			21,535,693
Other receivable - intercompany, included in current assets - discontinued operations		0	274,731
Other payable - intercompany, included in current liabilities- discontinued operations		$ 0	$ 4,203,454